Terumo Agreement - Other narratives (Details) - Collaborative Arrangement - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Terumo Agreement
Estimated total costs increase (decrease) percentage				10.00%	10.00%
Terumo
Terumo Agreement
Cost incurred	$ 4,500,000	$ 3,900,000	$ 8,300,000	$ 6,600,000	$ 14,300,000	$ 9,900,000
Estimated total costs increase (decrease) percentage			3.00%			85.00%
Increase (decrease) in revenue from change in estimate	$ 392,000	$ 836,000	$ 303,000	$ 847,000	$ 1,000,000.0	$ 6,500,000
Collaborative Arrangement, Change in Estimate, Increase (Decrease) in Earnings Per Share , Basic	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.73	$ 0.73
Collaborative Arrangement, Change in Estimate, Increase (Decrease) in Earnings Per Share	$ 0.08	$ 0.08	$ 0.05	$ 0.05	$ 0.07	$ 0.07